SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.0%			Health Care Equipment & Supplies (Continued)
Consumer Discretionary—17.1%			Zimmer Biomet Holdings, Inc.	162,010	$ 22,239,113
Automobiles—0.7%					30,312,009
General Motors Co.	224,050	$ 8,397,394	Health Care Providers & Services—3.7%
Hotels, Restaurants & Leisure—1.3%			Laboratory Corp. of America Holdings[1]	33,530	5,633,040
Starbucks Corp.	177,356	15,681,818	UnitedHealth Group, Inc.	184,740	40,147,697
Household Durables—0.6%					45,780,737
DR Horton, Inc.	153,640	8,098,365	Life Sciences Tools & Services—1.5%
Interactive Media & Services—3.4%			Thermo Fisher Scientific, Inc.	66,490	19,366,542
Facebook, Inc. , Cl. A1	242,230	43,136,318	Pharmaceuticals—6.6%
Internet & Catalog Retail—5.9%			AstraZeneca plc, Sponsored ADR	450,730	20,089,036
Amazon. com, Inc.[1]	25,837	44,850,707	Elanco Animal Health, Inc.[1]	807,010	21,458,396
Booking Holdings, Inc.[1]	14,550	28,555,975	Merck & Co. , Inc.	483,350	40,688,403
		73,406,682			82,235,835
Specialty Retail—5.2%			Industrials—9.2%
Best Buy Co. , Inc.	215,880	14,893,561	Aerospace & Defense—3.2%
Home Depot, Inc. (The)	134,660	31,243,813	Lockheed Martin Corp.	101,320	39,520,879
O'Reilly Automotive, Inc.[1]	27,736	11,053,073	Commercial Services & Supplies—1.7%
Ulta Beauty, Inc.[1]	28,630	7,176,110	Cintas Corp.	25,210	6,758,801
		64,366,557	Republic Services, Inc. , Cl. A	173,949	15,055,286
Consumer Staples—7.3%					21,814,087
Beverages—1.9%			Industrial Conglomerates—1.4%
Anheuser-Busch InBev SA	131,153	12,485,760	Honeywell International, Inc.	100,780	17,051,976
Constellation Brands, Inc. , Cl. A	54,900	11,379,672	Professional Services—0.2%
		23,865,432	Nielsen Holdings plc	99,856	2,121,940
Household Products—5.4%			Road & Rail—1.6%
Church & Dwight Co. , Inc.	231,860	17,445,146	Union Pacific Corp.	125,511	20,330,272
Procter & Gamble Co. (The)	405,910	50,487,086
		67,932,232	Trading Companies & Distributors—1.1%
			Fastenal Co.	420,400	13,734,468
Energy—5.3%
Energy Equipment & Services—1.1%			Information Technology—17.8%
Schlumberger Ltd.	417,077	14,251,521	Communications Equipment—2.7%
			Motorola Solutions, Inc.	200,804	34,219,010
Oil, Gas & Consumable Fuels—4.2%
Magellan Midstream Partners LP	294,045	19,486,362	IT Services—2.5%
Suncor Energy, Inc.	1,037,050	32,750,039	Amdocs Ltd.	210,800	13,935,988
		52,236,401	Mastercard, Inc. , Cl. A	60,976	16,559,252
					30,495,240
Financials—23.0%
Capital Markets—3.8%			Semiconductors & Semiconductor Equipment—4.3%
Intercontinental Exchange, Inc.	221,063	20,397,483	Applied Materials, Inc.	477,170	23,810,783
S&P Global, Inc.	97,974	24,001,671	QUALCOMM, Inc.	271,560	20,714,597
Tradeweb Markets, Inc. , Cl. A	93,875	3,471,497	Texas Instruments, Inc.	71,080	9,186,379
		47,870,651			53,711,759
Commercial Banks—6.5%			Software—8.3%
Danske Bank AS	556,931	7,753,393	Microsoft Corp.	668,521	92,944,475
JPMorgan Chase & Co.	515,530	60,672,726	ServiceNow, Inc.[1]	43,430	11,024,705
SVB Financial Group[1]	60,160	12,570,432			103,969,180
		80,996,551	Materials—0.6%
Consumer Finance—2.6%			Chemicals—0.6%
Capital One Financial Corp.	351,041	31,937,710	Ecolab, Inc.	37,760	7,477,990
Diversified Financial Services—5.2%			Telecommunication Services—2.1%
AXA Equitable Holdings, Inc.	1,144,416	25,360,258	Diversified Telecommunication Services—2.1%
Berkshire Hathaway, Inc. , Cl. B1	193,290	40,208,186	Verizon Communications, Inc.	428,195	25,845,850
		65,568,444	Utilities—1.6%
Insurance—1.5%			Electric Utilities—1.6%
Progressive Corp. (The)	248,635	19,207,054	Duke Energy Corp.	202,760	19,436,574
			Total Common Stocks (Cost $990,355,939)	1,235,957,737
Real Estate Investment Trusts (REITs)—3.4%
Prologis, Inc.	493,843	42,085,301
Health Care—15.0%
Biotechnology—0.8%
Gilead Sciences, Inc.	149,810	9,494,958
Health Care Equipment & Supplies—2.4%
Boston Scientific Corp.1	198,400	8,072,896

1 INVESCO OPPENHEIMER V.I. MAIN STREET FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—0.4%
Invesco Government & Agency Portfolio,
Institutional Class, 1.83%[2] (Cost $5,025,558)	5,025,558	$5,025,618
Total Investments, at Value (Cost
$995,381,497)	99.4%	1,240,983,355
Net Other Assets (Liabilities)	0.6	7,692,914
Net Assets	100.0%	$1,248,676,269

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

2 INVESCO OPPENHEIMER V.I. MAIN STREET FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$213,087,134	$—	$—	$213,087,134
Consumer Staples	79,311,904	12,485,760	—	91,797,664
Energy	66,487,922	—	—	66,487,922
Financials	279,912,318	7,753,393	—	287,665,711
Health Care	187,190,081	—	—	187,190,081
Industrials	114,573,622	—	—	114,573,622
Information Technology	222,395,189	—	—	222,395,189
Materials	7,477,990	—	—	7,477,990
Telecommunication Services	25,845,850	—	—	25,845,850
Utilities	19,436,574	—	—	19,436,574
Investment Company	5,025,618	—	—	5,025,618
Total Assets	$1,220,744,202	$20,239,153	$—	$1,240,983,355

3 INVESCO OPPENHEIMER V.I MAIN STREET FUND